UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2014

Date of reporting period:	September 30, 2014

Item 1. Schedule of Investments:

Putnam VT Multi-Cap Growth Fund

The fund's portfolio
9/30/14 (Unaudited)

COMMON STOCKS (98.5%)(a)
			Shares	Value

Aerospace and defense (5.0%)

Astronics Corp.(NON)(S)			43,416	$2,070,075

General Dynamics Corp.			59,100	7,511,019

Honeywell International, Inc.			153,100	14,256,672

Precision Castparts Corp.			17,900	4,240,152

Rockwell Collins, Inc.			47,200	3,705,200

United Technologies Corp.			64,300	6,790,080

				38,573,198
Airlines (1.2%)

Delta Air Lines, Inc.			104,700	3,784,905

Spirit Airlines, Inc.(NON)			74,000	5,116,360

				8,901,265
Automobiles (0.4%)

Tesla Motors, Inc.(NON)(S)			11,500	2,790,820

				2,790,820
Banks (1.2%)

Bank of America Corp.			188,500	3,213,925

Bank of Ireland (Ireland)(NON)			7,488,957	2,933,697

PacWest Bancorp			80,900	3,335,507

				9,483,129
Beverages (1.2%)

Coca-Cola Enterprises, Inc.			5,654	250,811

Monster Beverage Corp.(NON)			26,800	2,456,756

PepsiCo, Inc.			69,600	6,479,064

				9,186,631
Biotechnology (7.3%)

Aegerion Pharmaceuticals, Inc.(NON)(S)			23,200	774,416

Alkermes PLC(NON)			61,000	2,615,070

AMAG Pharmaceuticals, Inc.(NON)(S)			66,900	2,134,779

Biogen Idec, Inc.(NON)			22,900	7,575,549

BioMarin Pharmaceutical, Inc.(NON)			37,500	2,706,000

Celgene Corp.(NON)			88,322	8,371,159

Cubist Pharmaceuticals, Inc.(NON)(S)			102,204	6,780,213

Gilead Sciences, Inc.(NON)			174,807	18,608,205

Inovio Pharmaceuticals, Inc.(NON)(S)			79,200	780,120

Neuralstem, Inc.(NON)(S)			461,188	1,512,697

Vertex Pharmaceuticals, Inc.(NON)			39,092	4,390,423

				56,248,631
Building products (0.5%)

Assa Abloy AB Class B (Sweden)			52,597	2,697,226

NCI Building Systems, Inc.(NON)			58,900	1,142,660

				3,839,886
Capital markets (2.1%)

Carlyle Group LP (The)			81,365	2,478,378

Charles Schwab Corp. (The)			243,600	7,159,404

FXCM, Inc. Class A(S)			24,800	393,080

Greenhill & Co., Inc.			43,900	2,040,911

KKR & Co. LP			108,300	2,415,090

WisdomTree Investments, Inc.(NON)(S)			123,900	1,409,982

				15,896,845
Chemicals (3.7%)

Air Products & Chemicals, Inc.			20,600	2,681,708

Axiall Corp.			97,700	3,498,637

Chemtura Corp.(NON)			169,600	3,956,768

Dow Chemical Co. (The)			74,100	3,885,804

Huntsman Corp.			145,000	3,768,550

Monsanto Co.			47,500	5,344,225

Symrise AG (Germany)			55,117	2,929,887

W.R. Grace & Co.(NON)			29,300	2,664,542

				28,730,121
Commercial services and supplies (1.0%)

KAR Auction Services, Inc.			99,849	2,858,677

MiX Telematics, Ltd. ADR (South Africa)(NON)			53,821	502,688

Tyco International, Ltd.			91,100	4,060,327

				7,421,692
Communications equipment (0.3%)

Qualcomm, Inc.			30,617	2,289,233

				2,289,233
Consumer finance (0.5%)

American Express Co.			40,600	3,554,124

				3,554,124
Containers and packaging (0.7%)

Packaging Corp. of America			41,200	2,629,384

Sealed Air Corp.			79,571	2,775,436

				5,404,820
Diversified consumer services (0.2%)

Bright Horizons Family Solutions, Inc.(NON)			34,564	1,453,762

				1,453,762
Diversified financial services (0.8%)

CME Group, Inc.			75,200	6,012,616

				6,012,616
Diversified telecommunication services (0.1%)

Iridium Communications, Inc.(NON)(S)			131,472	1,163,527

				1,163,527
Electrical equipment (0.8%)

AMETEK, Inc.			72,650	3,647,757

Eaton Corp PLC			40,400	2,560,148

				6,207,905
Electronic equipment, instruments, and components (1.6%)

Anixter International, Inc.			51,756	4,390,979

Hollysys Automation Technologies, Ltd. (China)(NON)(S)			130,400	2,932,696

SYNNEX Corp.(NON)(S)			72,200	4,666,286

				11,989,961
Energy equipment and services (2.5%)

Aker Solutions ASA (Norway)			38,115	153,183

Aker Solutions ASA 144A (Norway)(NON)			126,379	1,258,922

Dril-Quip, Inc.(NON)			29,900	2,673,060

Halliburton Co.			141,700	9,141,067

Oil States International, Inc.(NON)			24,734	1,531,035

Schlumberger, Ltd.			42,700	4,342,163

				19,099,430
Food and staples retail (1.8%)

Costco Wholesale Corp.			30,700	3,847,324

CVS Health Corp.			125,100	9,956,709

				13,804,033
Food products (0.8%)

Mead Johnson Nutrition Co.			48,578	4,674,175

Pinnacle Foods, Inc.			35,506	1,159,271

S&W Seed Co.(NON)(S)			68,652	291,084

				6,124,530
Health-care equipment and supplies (2.9%)

AtriCure, Inc.(NON)			46,254	680,859

GenMark Diagnostics, Inc.(NON)(S)			178,920	1,604,912

Medtronic, Inc.			92,900	5,755,155

Spectranetics Corp. (The)(NON)(S)			126,700	3,366,419

Tornier NV (Netherlands)(NON)			138,387	3,307,449

TransEnterix, Inc.(NON)			184,304	803,565

Zimmer Holdings, Inc.			65,400	6,575,970

				22,094,329
Health-care providers and services (0.3%)

Premier, Inc. Class A(NON)			64,900	2,132,614

				2,132,614
Health-care technology (0.2%)

Castlight Health, Inc. Class B(NON)(S)			35,300	456,782

Medidata Solutions, Inc.(NON)(S)			31,700	1,403,993

				1,860,775
Hotels, restaurants, and leisure (4.0%)

Bloomin' Brands, Inc.(NON)			132,472	2,429,536

Dunkin' Brands Group, Inc.			77,200	3,460,104

Hilton Worldwide Holdings, Inc.(NON)			395,599	9,743,603

Intrawest Resorts Holdings, Inc.(NON)			91,167	881,585

Melco Crown Entertainment, Ltd. ADR (Hong Kong)(S)			180,600	4,747,974

Wyndham Worldwide Corp.			114,233	9,282,574

				30,545,376
Household durables (1.9%)

Panasonic Corp. (Japan)			335,900	3,998,925

PulteGroup, Inc.			321,900	5,684,754

Whirlpool Corp.			36,300	5,287,095

				14,970,774
Household products (0.3%)

Colgate-Palmolive Co.			35,400	2,308,788

				2,308,788
Independent power and renewable electricity producers (0.5%)

Calpine Corp.(NON)			177,758	3,857,349

				3,857,349
Industrial conglomerates (0.7%)

Siemens AG (Germany)			47,943	5,714,156

				5,714,156
Insurance (1.4%)

American International Group, Inc.			49,200	2,657,784

Hartford Financial Services Group, Inc. (The)			153,300	5,710,425

Prudential PLC (United Kingdom)			120,014	2,665,606

				11,033,815
Internet and catalog retail (3.6%)

Amazon.com, Inc.(NON)			29,095	9,381,392

Bigfoot GmbH (acquired 8/2/13, cost $703,425) (Private) (Brazil)(F)(RES)(NON)			32	434,885

Groupon, Inc.(NON)(S)			203,000	1,356,040

HSN, Inc.			59,000	3,620,830

Priceline Group, Inc. (The)(NON)			9,585	11,104,989

Zalando SE (acquired 9/30/13, cost $1,255,524) (Private) (Germany)(F)(RES)(NON)			52,360	1,279,680

Zalando SE (Germany)(NON)			17,058	463,220

				27,641,036
Internet software and services (9.9%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			100,097	8,893,618

Baidu, Inc. ADR (China)(NON)			21,100	4,604,653

eBay, Inc.(NON)			46,800	2,650,284

Facebook, Inc. Class A(NON)			290,800	22,984,832

Google, Inc. Class A(NON)			28,482	16,759,094

Google, Inc. Class C(NON)			30,882	17,830,032

Twitter, Inc.(NON)			49,000	2,527,420

				76,249,933
IT Services (1.8%)

Visa, Inc. Class A(S)			66,300	14,146,431

				14,146,431
Life sciences tools and services (1.2%)

Agilent Technologies, Inc.			93,300	5,316,234

Thermo Fisher Scientific, Inc.			29,561	3,597,574

				8,913,808
Machinery (1.4%)

Middleby Corp. (The)(NON)			36,100	3,181,493

Pall Corp.			53,700	4,494,690

Wabtec Corp.			37,300	3,022,792

				10,698,975
Marine (0.5%)

Kirby Corp.(NON)			32,300	3,806,555

				3,806,555
Media (3.5%)

CBS Corp. Class B (non-voting shares)			26,000	1,391,000

Comcast Corp. Class A			198,082	10,652,850

DISH Network Corp. Class A(NON)			35,000	2,260,300

Liberty Global PLC Ser. C (United Kingdom)			83,600	3,428,854

Liberty Global PLC Ser. A (United Kingdom)(NON)(S)			80,700	3,432,978

Live Nation Entertainment, Inc.(NON)			254,000	6,101,080

				27,267,062
Metals and mining (0.5%)

Constellium NV Class A (Netherlands)(NON)			98,579	2,426,029

Reliance Steel & Aluminum Co.			24,800	1,696,320

				4,122,349
Oil, gas, and consumable fuels (4.2%)

Cabot Oil & Gas Corp.			57,800	1,889,482

Cheniere Energy, Inc.(NON)			33,900	2,713,017

EOG Resources, Inc.			60,600	6,000,612

EP Energy Corp. Class A(NON)(S)			92,800	1,622,144

Gaztransport Et Technigaz SA (France)			66,277	3,920,593

Gulfport Energy Corp.(NON)			69,200	3,695,280

Kodiak Oil & Gas Corp.(NON)			203,248	2,758,075

QEP Resources, Inc.			101,800	3,133,404

Scorpio Tankers, Inc.(S)			152,582	1,267,956

Suncor Energy, Inc. (Canada)			143,148	5,180,400

				32,180,963
Personal products (0.9%)

Coty, Inc. Class A			215,493	3,566,409

Estee Lauder Cos., Inc. (The) Class A			42,000	3,138,240

				6,704,649
Pharmaceuticals (4.5%)

AbbVie, Inc.			76,500	4,418,640

Actavis PLC(NON)			42,600	10,278,528

Allergan, Inc.			31,490	5,611,203

AstraZeneca PLC ADR (United Kingdom)			41,700	2,979,048

Bristol-Myers Squibb Co.			79,900	4,089,282

Cardiome Pharma Corp. (Canada)(NON)			89,221	796,744

Jazz Pharmaceuticals PLC(NON)			41,148	6,606,723

				34,780,168
Professional services (0.2%)

TrueBlue, Inc.(NON)			72,800	1,838,928

				1,838,928
Real estate investment trusts (REITs) (0.5%)

Altisource Residential Corp.(R)			54,300	1,303,200

American Tower Corp.(R)			26,023	2,436,533

				3,739,733
Real estate management and development (0.4%)

RE/MAX Holdings, Inc. Class A			98,350	2,923,946

				2,923,946
Road and rail (2.0%)

Genesee & Wyoming, Inc. Class A(NON)			20,386	1,942,990

Old Dominion Freight Line, Inc.(NON)			13,400	946,576

Union Pacific Corp.			113,400	12,294,828

				15,184,394
Semiconductors and semiconductor equipment (2.8%)

Freescale Semiconductor, Ltd.(NON)(S)			141,770	2,768,768

Lam Research Corp.			67,253	5,023,799

Maxim Integrated Products, Inc.			114,800	3,471,552

Micron Technology, Inc.(NON)			297,567	10,194,645

				21,458,764
Software (5.2%)

Activision Blizzard, Inc.			163,700	3,403,323

Cadence Design Systems, Inc.(NON)			155,200	2,670,992

Manhattan Associates, Inc.(NON)			43,827	1,464,698

Microsoft Corp.			212,400	9,846,864

Oracle Corp.			176,950	6,773,646

Red Hat, Inc.(NON)			102,600	5,760,990

SS&C Technologies Holdings, Inc.(NON)			55,204	2,422,904

Symantec Corp.			80,800	1,899,608

TiVo, Inc.(NON)			436,647	5,586,898

				39,829,923
Specialty retail (1.9%)

Five Below, Inc.(NON)(S)			55,518	2,199,068

Gap, Inc. (The)			62,900	2,622,301

Home Depot, Inc. (The)			64,500	5,917,230

TJX Cos., Inc. (The)			65,104	3,852,204

				14,590,803
Technology hardware, storage, and peripherals (5.3%)

Apple, Inc.			325,772	32,821,529

EMC Corp.			101,700	2,975,742

SanDisk Corp.			35,473	3,474,580

Western Digital Corp.			15,900	1,547,388

				40,819,239
Textiles, apparel, and luxury goods (1.7%)

Michael Kors Holdings, Ltd.(NON)			39,900	2,848,461

NIKE, Inc. Class B			76,000	6,779,200

Tumi Holdings, Inc.(NON)(S)			183,400	3,732,190

				13,359,851
Tobacco (0.3%)

Philip Morris International, Inc.			28,140	2,346,876

				2,346,876
Wireless telecommunication services (0.3%)

Vodafone Group PLC ADR (United Kingdom)			81,454	2,679,021

				2,679,021

Total common stocks (cost $619,160,842)				$757,977,542

U.S. TREASURY OBLIGATIONS (0.1%)(a)
			Principal amount	Value

U.S. Treasury Bonds 3 3/4s, November 15, 2043(i)			$104,000	$116,383

U.S. Treasury Inflation Protected Securities 3 7/8s, April 15, 2029(i)			101,452	145,180

U.S. Treasury Notes
3 5/8s, February 15, 2021(i)			103,000	112,828
2 1/8s, August 15, 2021(i)			113,000	112,748

Total U.S. treasury Obligations (cost $487,139)				$487,139

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/4/19	$106.10	359,195	$341,235

Neuralstem, Inc. Ser. J (acquired 1/3/14, cost $—)(F)(RES)	1/3/19	3.64	146,170	—

Total warrants (cost $362,787)				$341,235

SHORT-TERM INVESTMENTS (7.2%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.16%(d)		Shares	44,443,303	$44,443,303

Putnam Short Term Investment Fund 0.06%(AFF)		Shares	9,681,130	9,681,130

U.S. Treasury Bills with an effective yield of 0.10%, January 8, 2015(SEGSF)			$720,000	719,965

U.S. Treasury Bills with an effective yield of 0.11%, November 13, 2014			6,000	5,999

U.S. Treasury Bills with an effective yield of 0.04%, October 23, 2014			360,000	359,992

Total short-term investments (cost $55,210,225)				$55,210,389

TOTAL INVESTMENTS

Total investments (cost $675,220,993)(b)				$814,016,305

FORWARD CURRENCY CONTRACTS at 9/30/14 (aggregate face value $15,714,609) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Barclays Bank PLC
	Japanese Yen	Sell	11/19/14	$3,840,077	$4,352,267	$512,190
JPMorgan Chase Bank N.A.
	Euro	Sell	12/17/14	1,951,208	2,011,575	60,367
UBS AG
	Euro	Sell	12/17/14	8,974,419	9,350,767	376,348

Total						$948,905

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 9/30/14 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Deutsche Bank AG
units	58,164	$—	8/12/15	(3 month USD-LIBOR-BBA plus 0.36%)	A basket (DBCTP15P) of common stocks	$3,955
JPMorgan Chase Bank N.A.
baskets	18,930	—	7/16/15	(3 month USD-LIBOR-BBA plus 30 bp)	A basket (JPCMPTMD) of common stocks	(2,338)

Total		$—	$1,617

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2014 through September 30, 2014 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $769,442,814.
(b)	The aggregate identified cost on a tax basis is $675,738,659, resulting in gross unrealized appreciation and depreciation of $156,304,091 and $18,026,445, respectively, or net unrealized appreciation of $138,277,646.
(NON)	Non-income-producing security.
(RES)	Security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $1,714,565, or 0.2% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund *	$12,615,305	$125,913,612	$128,847,787	$3,820	$9,681,130
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
The fund received cash collateral of $44,443,303 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $42,874,870.
(F)	Security is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(i)	Security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(R)	Real Estate Investment Trust.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Short-term securities with remaining maturities of 60 days or less may be valued at amortized cost, which approximates fair value and are classified as Level 2 securities.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, is presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $347,544 at the close of the reporting period.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Consumer discretionary	$126,442,774	$4,462,145	$1,714,565
Consumer staples	40,475,507	—	—
Energy	47,206,617	4,073,776	—
Financials	47,044,905	5,599,303	—
Health care	126,030,325	—	—
Industrials	93,775,572	8,411,382	—
Information technology	206,783,484	—	—
Materials	35,327,403	2,929,887	—
Telecommunication services	3,842,548	—	—
Utilities	3,857,349	—	—
Total common stocks	730,786,484	25,476,493	1,714,565
U.S. treasury obligations	—	487,139	—
Warrants	341,235	—	—
Short-term investments	9,681,130	45,529,259	—

Totals by level	$740,808,849	$71,492,891	$1,714,565

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$948,905	$—
Total return swap contracts	—	1,617	—

Totals by level	$—	$950,522	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
During the reporting period, transfers within the fair value hierarchy, if any, (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above) did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$948,905	$—
Equity contracts	345,190	2,338

Total	$1,294,095	$2,338

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Forward currency contracts (contract amount)		$20,700,000
OTC total return swap contracts (notional)		$9,400,000
Warrants (number of warrants)		490,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Barclays Bank PLC	Deutsche Bank AG	JPMorgan Chase Bank N.A.	UBS AG	Total

	Assets:
	OTC Total return swap contracts*#	$–	$ 3,955	$–	$–	$3,955
	Forward currency contracts#	512,190	–	60,367	376,348	948,905

	Total Assets	$512,190	$3,955	$60,367	$376,348	$952,860

	Liabilities:
	OTC Total return swap contracts*#	–	–	2,338	–	2,338
	Forward currency contracts#	–	–	–	–	–

	Total Liabilities	$–	$–	$2,338	$–	$2,338

	Total Financial and Derivative Net Assets	$512,190	$3,955	$58,029	$376,348	$950,522
	Total collateral received (pledged)##†	$487,139	$(440,000)	$–	$347,544
	Net amount	$25,051	$443,955	$58,029	$28,804

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: November 26, 2014

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: November 26, 2014